Consolidated Condensed Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Sep. 28, 2013
Assets
Cash and cash equivalents	$ 825	$ 1,145
Accounts receivable, net	1,497	1,497
Inventories	2,778	2,817
Other current assets	130	145
Total Current Assets	5,230	5,604
Net Property, Plant and Equipment	4,072	4,053
Goodwill	1,907	1,902
Intangible Assets	133	138
Other Assets	502	480
Total Assets	11,844	12,177
Liabilities and Shareholders' Equity
Current debt	52	513
Accounts payable	1,477	1,359
Other current liabilities	1,077	1,138
Total Current Liabilities	2,606	3,010
Long-Term Debt	1,890	1,895
Deferred Income Taxes	450	479
Other Liabilities	582	560
Commitments and Contingencies (Note 15)
Shareholders' Equity:
Capital in excess of par value	2,388	2,292
Retained earnings	5,219	4,999
Accumulated other comprehensive loss	(116)	(108)
Treasury stock, at cost - 52 million shares at December 28, 2013, and 48 million shares at September 28, 2013	(1,245)	(1,021)
Total Tyson Shareholders' Equity	6,285	6,201
Noncontrolling Interest	31	32
Total Shareholders' Equity	6,316	6,233
Total Liabilities and Shareholders' Equity	11,844	12,177
Class A [Member]
Shareholders' Equity:
Common stock	32	32
Convertible Class B [Member]
Shareholders' Equity:
Common stock	$ 7	$ 7